FVM - Movements of level 3 instruments - Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	$ 478,966
Balance at the end of period	475,568	$ 478,966
Level 3
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	33,639
Balance at the end of period	14,732	33,639
Level 3 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	1,500
Balance at the end of period	1,000	1,500
Level 3 | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	3,400
Balance at the end of period	3,000	3,400
Level 3 | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	800
Balance at the end of period	800	800
Level 3 | Financial assets at fair value held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	22,600	1,500
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	500	(900)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(300)	(500)
Purchases	900	1,100
Sales	(14,500)	(4,500)
Issuances	700	3,600
Settlements	(7,700)	(5,600)
Transfers into Level 3	1,500	2,300
Transfers out of Level 3	(800)	(1,100)
Foreign currency translation	(200)	0
Balance at the end of period	3,100	22,600
Level 3 | Financial assets at fair value held for trading | Credit Suisse
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Assets acquired		26,200
Level 3 | Financial assets at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	1,300	500
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	(200)	(200)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(100)	(100)
Purchases	400	600
Sales	(600)	(800)
Issuances	0	0
Settlements	(0)	(0)
Transfers into Level 3	100	100
Transfers out of Level 3	(100)	(0)
Foreign currency translation	0	0
Balance at the end of period	800	1,300
Level 3 | Financial assets at fair value held for trading | Corporate and municipal bonds | Credit Suisse
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Assets acquired		1,100
Level 3 | Financial assets at fair value held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	19,600	600
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	900	(700)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(200)	(400)
Purchases	300	100
Sales	(12,300)	(2,700)
Issuances	700	3,600
Settlements	(7,700)	(5,600)
Transfers into Level 3	1,100	2,000
Transfers out of Level 3	(600)	(800)
Foreign currency translation	(100)	0
Balance at the end of period	1,800	19,600
Level 3 | Financial assets at fair value held for trading | Loans | Credit Suisse
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Assets acquired		23,100
Level 3 | Financial assets at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	300	100
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	(100)	(100)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(100)	0
Purchases	0	100
Sales	(200)	(200)
Issuances	0	0
Settlements	(0)	(0)
Transfers into Level 3	200	200
Transfers out of Level 3	(100)	(100)
Foreign currency translation	0	0
Balance at the end of period	100	300
Level 3 | Financial assets at fair value held for trading | Equity instruments | Credit Suisse
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Assets acquired		400
Level 3 | Financial assets at fair value not held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	8,400	3,700
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	200	200
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	100
Purchases	600	2,100
Sales	(700)	(2,200)
Issuances	2,100	0
Settlements	(2,100)	(0)
Transfers into Level 3	800	800
Transfers out of Level 3	(400)	(300)
Foreign currency translation	(200)	100
Balance at the end of period	8,700	8,400
Level 3 | Financial assets at fair value not held for trading | Credit Suisse
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Assets acquired		4,200
Level 3 | Financial assets at fair value not held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	2,300	700
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	200	300
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	200	300
Purchases	200	600
Sales	(0)	(400)
Issuances	1,500	0
Settlements	(600)	(0)
Transfers into Level 3	0	400
Transfers out of Level 3	(300)	(200)
Foreign currency translation	(100)	0
Balance at the end of period	3,200	2,300
Level 3 | Financial assets at fair value not held for trading | Loans | Credit Suisse
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Assets acquired		800
Level 3 | Financial assets at fair value not held for trading | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	1,200	1,300
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	0
Purchases	0	0
Sales	(0)	(100)
Issuances	0	0
Settlements	(1,100)	(0)
Transfers into Level 3	0	0
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of period	200	1,200
Level 3 | Financial assets at fair value not held for trading | Auction rate securities | Credit Suisse
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Assets acquired		0
Level 3 | Financial assets at fair value not held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	3,100	800
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	(100)	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(200)	(100)
Purchases	200	500
Sales	(300)	(400)
Issuances	0	0
Settlements	(0)	(0)
Transfers into Level 3	100	100
Transfers out of Level 3	(0)	(0)
Foreign currency translation	(100)	100
Balance at the end of period	2,900	3,100
Level 3 | Financial assets at fair value not held for trading | Equity instruments | Credit Suisse
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Assets acquired		2,100
Level 3 | Financial assets at fair value not held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	700	200
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	0
Purchases	100	200
Sales	(200)	(200)
Issuances	0	0
Settlements	(0)	(0)
Transfers into Level 3	0	100
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of period	700	700
Level 3 | Financial assets at fair value not held for trading | Investment fund units | Credit Suisse
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Assets acquired		500
Level 3 | Financial assets at fair value not held for trading | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	200	0
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	0
Purchases	0	200
Sales	(100)	(0)
Issuances	0	0
Settlements	(0)	(0)
Transfers into Level 3	500	100
Transfers out of Level 3	(0)	(100)
Foreign currency translation	0	0
Balance at the end of period	600	200
Level 3 | Financial assets at fair value not held for trading | Asset-backed securities | Credit Suisse
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Assets acquired		0
Level 3 | Derivatives [Member]
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	2,600	1,500
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	200	(200)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	300	(100)
Purchases	0	0
Sales	(200)	(0)
Issuances	1,200	1,000
Settlements	(1,000)	(800)
Transfers into Level 3	700	300
Transfers out of Level 3	(700)	(700)
Foreign currency translation	0	0
Balance at the end of period	2,800	2,600
Level 3 | Derivatives [Member] | Credit Suisse
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Assets acquired		1,400
Level 3 | Derivatives [Member] | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	400	500
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	100	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	100	0
Purchases	0	0
Sales	(200)	(0)
Issuances	500	200
Settlements	(200)	(300)
Transfers into Level 3	200	100
Transfers out of Level 3	(0)	(200)
Foreign currency translation	0	0
Balance at the end of period	900	400
Level 3 | Derivatives [Member] | Interest rate contracts | Credit Suisse
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Assets acquired		200
Level 3 | Derivatives [Member] | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	1,300	700
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	200	(100)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	200	0
Purchases	0	0
Sales	(0)	(0)
Issuances	500	600
Settlements	(400)	(200)
Transfers into Level 3	200	100
Transfers out of Level 3	(600)	(300)
Foreign currency translation	0	0
Balance at the end of period	1,100	1,300
Level 3 | Derivatives [Member] | Equity / index contracts | Credit Suisse
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Assets acquired		500
Level 3 | Derivatives [Member] | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	500	300
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	(100)	(100)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	0
Purchases	0	0
Sales	(0)	(0)
Issuances	100	100
Settlements	(200)	(200)
Transfers into Level 3	300	100
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of period	$ 600	500
Level 3 | Derivatives [Member] | Credit derivative contracts | Credit Suisse
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Assets acquired		$ 200